NOTE 7 - INCOME TAXES (Details Narrative) (Quarterly Report [Member], USD $)	Jun. 30, 2013	Dec. 31, 2012
Quarterly Report [Member]
Refundable Income Taxes	$ 69,585	$ 69,585